Other disclosures - Disclosure of home purchase loans in Spain (Details) - Home purchase loans - Spain - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.49%
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	€ 63,914	€ 62,324
Gross carrying amount | Without real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	328	419
Gross carrying amount | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	63,586	61,905
Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,248	1,860
Credit impaired | Gross carrying amount | Without real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	48	115
Credit impaired | Gross carrying amount | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	€ 1,200	€ 1,745